SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Cumulative effect of accounting change			¥ (25,054)
Accumulated deficit	¥ (15,621,672)		(15,419,256)	$ (2,243,913)
Balances of contract liabilities and contract assets
Contract liabilities	871,833		639,912	$ 125,231
Revenue recognized included in contract liability balance at the beginning of the period	¥ 588,181	$ 84,487
Accumulated deficit
Revenue recognition
Cumulative effect of accounting change			¥ (25,054)
Minimum
Revenue recognition
Customer credit terms	5 days	5 days
Maximum
Revenue recognition
Customer credit terms	120 days	120 days
Effect of change
Revenue recognition
Accumulated deficit					¥ 25,054